Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
State	$ 113	$ 104
Foreign	129	219
Total provision for income taxes	242	323
Deferred
State	0	0
Foreign	0	0
Total provision for income taxes	$ 0	$ 0